Investment in associate (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Summarized financial information in associate	Summarized financial information of Atlas (100% basis) is as follows:

Consolidated statements of financial position as at	Dec 31 2022	Dec 31 2021
Cash and cash equivalents	$24,420	$12,619
Other current assets[1]	182,103	190,594
Non-current assets	184,373	219,812
Current liabilities[1]	(92,108)	(79,124)
Other long-term liabilities, including current maturities	(107,416)	(120,461)
Net assets at 100%	$191,372	$223,440
Net assets at 63.1%	$120,755	$140,991
Long-term receivable from Atlas[1]	76,328	76,328
Investment in associate	$197,083	$217,319

Consolidated statements of income for the years ended December 31	2022	2021
Revenue[1]	$532,456	$620,236
Cost of sales and depreciation and amortization	(332,999)	(371,205)
Operating income	199,457	249,031
Finance costs, finance income and other expenses	(9,433)	(10,071)
Income tax expense	(68,093)	(84,059)
Net earnings at 100%	$121,931	$154,901
Earnings of associate at 63.1%	$76,938	$97,743
Dividends received from associate	$97,174	$74,458
1 Includes related party transactions between Atlas and the Company (see note 23).